Going Concern and Management's Liquidity Plans (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash	$ 1,210,668						$ 1,210,668		$ 40,378	$ 58,488
Working capital deficit	(3,451,820)						(3,451,820)
Net loss	(934,299)	$ (1,506,237)	$ (1,295,492)	$ (1,425,610)	$ (1,993,018)	$ (1,400,957)	(3,736,028)	$ (4,819,585)	(6,956,815)	(5,678,418)
Net cash used in operating activities							(3,682,663)	$ (5,136,444)	(6,080,411)	(4,345,933)
Accumulated deficit	(91,493,980)						(91,493,980)		(87,886,307)	(81,222,499)
Debt principal	1,270,354						1,270,354
Debt interest payable	573,150						573,150		75,704	52,209
Convertible debt obligations	1,955,389						1,955,389
Convertible debt interest payable	50,686						$ 50,686
Convertible debt matures							Dec. 31, 2020		Dec. 31, 2020
Loans payable, current portion, net of debt discount	503,935						$ 503,935		$ 781,719	$ 871,106
Proceeds from debt and equity financing							5,353,717		$ 5,700,248
Due Within Twelve Months After September 30, 2020 [Member]
Loans payable, current portion, net of debt discount	$ 643,092						$ 643,092